Subsequent Events (Details) - Subsequent Event - USD ($) $ / shares in Units, $ in Millions	Feb. 10, 2025	Jan. 28, 2025
Subsequent Events
Dividend declared (in dollars per share)		$ 1.67
Euro fixed-rate notes issued 2025
Subsequent Events
Aggregate amount of debt issued	$ 3,600
Euro fixed-rate notes issued 2025 | Minimum
Subsequent Events
Credit facility term	5 years
Coupon rate (as a percent)	2.90%
Euro fixed-rate notes issued 2025 | Maximum
Subsequent Events
Credit facility term	20 years
Coupon rate (as a percent)	3.80%
US dollar, fixed-rate notes issued 2025
Subsequent Events
Aggregate amount of debt issued	$ 4,750
US dollar, fixed-rate notes issued 2025 | Minimum
Subsequent Events
Credit facility term	3 years
Coupon rate (as a percent)	4.65%
US dollar, fixed-rate notes issued 2025 | Maximum
Subsequent Events
Credit facility term	30 years
Coupon rate (as a percent)	5.70%